Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity

	2025	2024
	£m	£m
Currency translation reserve	2,493	3,625
Fair value through other comprehensive income reserve	(1,100)	(1,873)
Cash flow hedging reserve	(666)	(2,930)
Own credit reserve	(990)	(1,059)
Other reserves and treasury shares	1,891	1,769
Total	1,628	(468)